Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust
Entity Central Index Key	0000028540
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity SAI Inflation-Focused Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Inflation-Focused Fund
Class Name	Fidelity® SAI Inflation-Focused Fund
Trading Symbol	FIFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Inflation-Focused Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Focused Fund	$ 38	0.39%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, many commodities lost value amid often-favorable supply conditions and a stronger U.S. dollar. Others benefited amid an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing. Meanwhile, Treasury Inflation Protected Securities lagged money market securities. (The following returns are stated on a total-return basis.)
•For the full 12 months, the grains group (-26%) within the agriculture sector (-16%) detracted most, hampered most by corn (-29%) and soybeans (-21%). Grains faced headwinds from a rising U.S. dollar. Also within agriculture, soybean oil (-27%) experienced weakness, while so-called softs (+9%) were led by coffee (+54%).
•The energy sector (-13%) also detracted, hampered by a sharp decline in natural gas (-54%). However, West Texas Intermediate crude oil (+8%) and Brent crude oil (+7%) gained, benefiting from tighter supplies.
•In contrast, the fund benefited from precious metals (+21%) amid dovish monetary policy expectations and safe-haven demand with gold and silver gaining about 22% and 15%, respectively. Elsewhere, industrial metals returned about -2%, led by copper (+7%), while nickel (-26%) lost value.
•Livestock gained 2%, led by strength in the price of live cattle (+8%) partly counterbalanced by weakness in lean hogs (-7%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 20, 2018 through July 31, 2024. Initial investment of $10,000. Fidelity® SAI Inflation-Focused Fund $10,000 $10,351 $9,518 $13,953 $17,787 $15,330 $14,713 Fidelity Commodity Linked Index℠ $10,000 $10,166 $8,938 $12,538 $15,952 $14,695 $13,960 Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index $10,000 $10,351 $9,518 $13,953 $17,787 $15,671 $15,549 Bloomberg Commodity Index $10,000 $10,166 $8,938 $12,538 $15,952 $14,695 $13,935 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Inflation-Focused Fund -4.03% 7.29% 7.12% Fidelity Commodity Linked Index℠ -5.00% 6.55% 6.12% Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index -0.78% -% -% Bloomberg Commodity Index -5.17% 6.51% 6.09% A From December 20, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,273,799,379
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 13,403,812
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,273,799,379
Number of Holdings	53
Total Advisory Fee	$13,403,812
Portfolio Turnover	0%

Holdings [Text Block]	Energy 53.7 Agriculture 18.5 Precious Metals 14.3 Industrial Metals 8.8 Livestock 4.7 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 100.0 Futures Contracts 50.0 Short-Term Investments and Net Other Assets (Liabilities) 50.0 ASSET ALLOCATION (% of Fund's total exposure)
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment strategies were modified to provide more investment flexibility, as described in the prospectus.

Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified to provide more investment flexibility, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Fund
Class Name	Fidelity® Commodity Strategy Fund
Trading Symbol	FYHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Commodity Strategy Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Fund	$ 62	0.63%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, many commodities lost value amid often-favorable supply conditions and a stronger U.S. dollar. Others benefited amid an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing. (The following returns are stated on a total-return basis.)
•For the full 12 months, the grains group (-26%) within the agriculture sector (-16%) detracted most, hampered most by corn (-29%) and soybeans (-21%). Grains faced headwinds from a rising U.S. dollar. Also within agriculture, soybean oil (-27%) experienced weakness, while so-called softs (+9%) were led by coffee (+54%).
•The energy sector (-13%) also detracted, hampered by a sharp decline in natural gas (-54%). However, West Texas Intermediate crude oil (+8%) and Brent crude oil (+7%) gained, benefiting from tighter supplies.
•In contrast, the fund benefited from precious metals (+21%) amid dovish monetary policy expectations and safe-haven demand with gold and silver gaining about 22% and 15%, respectively. Elsewhere, industrial metals returned about -2%, led by copper (+7%), while nickel (-26%) lost value.
•Livestock gained 2%, led by strength in the price of live cattle (+8%) partly counterbalanced by weakness in lean hogs (-7%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 30, 2017 through July 31, 2024. Initial investment of $10,000. Fidelity® Commodity Strategy Fund $10,000 $10,150 $10,329 $9,675 $8,505 $11,820 $14,785 $13,505 Bloomberg Commodity Index $10,000 $10,161 $10,438 $9,879 $8,686 $12,185 $15,502 $14,280 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Commodity Strategy Fund -5.45% 5.71% 3.47% Bloomberg Commodity Index -5.17% 6.51% 4.32% A From May 30, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,751,003
Holdings Count | shares	27
Advisory Fees Paid, Amount	$ 202,579
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$43,751,003
Number of Holdings	27
Total Advisory Fee	$202,579
Portfolio Turnover	0%

Holdings [Text Block]	Energy 29.0 Agriculture 27.0 Precious Metals 22.7 Industrial Metals 15.6 Livestock 5.7 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 100.2 Futures Contracts 50.1 Short-Term Investments and Net Other Assets (Liabilities) 49.9 ASSET ALLOCATION (% of Fund's total exposure)
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Commodity Strategy Fund
Class Name	Fidelity® Series Commodity Strategy Fund
Trading Symbol	FCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Commodity Strategy Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Commodity Strategy Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, many commodities lost value amid often-favorable supply conditions and a stronger U.S. dollar. Others benefited amid an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing. (The following returns are stated on a total-return basis.)
•For the full 12 months, the grains group (-26%) within the agriculture sector (-16%) detracted most, hampered most by corn (-29%) and soybeans (-21%). Grains faced headwinds from a rising U.S. dollar. Also within agriculture, soybean oil (-27%) experienced weakness, while so-called softs (+9%) were led by coffee (+54%).
•The energy sector (-13%) also detracted, hampered by a sharp decline in natural gas (-54%). However, West Texas Intermediate crude oil (+8%) and Brent crude oil (+7%) gained, benefiting from tighter supplies.
•In contrast, the fund benefited from precious metals (+21%) amid dovish monetary policy expectations and safe-haven demand with gold and silver gaining about 22% and 15%, respectively. Elsewhere, industrial metals returned about -2%, led by copper (+7%), while nickel (-26%) lost value.
•Livestock gained 2%, led by strength in the price of live cattle (+8%) partly counterbalanced by weakness in lean hogs (-7%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Series Commodity Strategy Fund $10,000 $7,129 $6,517 $6,542 $6,690 $6,300 $5,561 $7,776 $9,838 $9,023 $8,570 Bloomberg Commodity Index $10,000 $7,177 $6,604 $6,655 $6,837 $6,470 $5,689 $7,980 $10,153 $9,353 $8,869 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Commodity Strategy Fund -5.01% 6.35% -1.53% Bloomberg Commodity Index -5.17% 6.51% -1.19% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,193,676,783
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,193,676,783
Number of Holdings	57
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	Energy 28.9 Agriculture 26.9 Precious Metals 22.7 Industrial Metals 15.8 Livestock 5.7 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 15.7 Swaps 87.3 Futures Contracts 7.7 Swaps 43.1 Short-Term Investments and Net Other Assets (Liabilities) 49.2 ASSET ALLOCATION (% of Fund's total exposure)
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec